INTANGIBLE ASSET (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Schedule of Intangible Assets [Table Text Block]
	October 31, 2014	April 30, 2014
Intangible Asset	150,000	150,000
Acc. Amortization	116,666	66,666
	33,334	83,334

	April 30

	2014	2013
Intangible Asset	150,000	0
Acc. Amortization	66,666	0
	83,334	0